Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Age limit for eligibility to participate in the plan	18
Matching contributions	3.00%
Additional matching contributions	At least 3% for three of the first five years
Contributed matching funds	$ 102,189	$ 66,687
Minimum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions	1.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Matching contributions	3.00%